LVIP JPMorgan High Yield Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.14%
@EchoStar Corp. 3.88% exercise price $3.88, maturity date 11/30/30	389,572	$958,347
Liberty Interactive LLC
3.75% exercise price $3.75, maturity date 2/15/30	128,058	10,565
4.00% exercise price $4.00, maturity date 11/15/29	172,897	15,561
Total Convertible Bonds (Cost $672,698)		984,473
CORPORATE BONDS–88.07%
Advertising–1.39%
Clear Channel Outdoor Holdings, Inc.
7.13% 2/15/31	2,204,000	2,278,169
7.50% 6/1/29	1,994,000	1,936,599
7.50% 3/15/33	1,100,000	1,150,126
7.75% 4/15/28	1,483,000	1,480,303
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% 1/15/29	297,000	285,266
4.63% 3/15/30	252,000	242,195
7.38% 2/15/31	1,023,000	1,079,207
Stagwell Global LLC 5.63% 8/15/29	1,555,000	1,510,556
		9,962,421
Aerospace & Defense–1.15%
ATI, Inc.
4.88% 10/1/29	415,000	408,014
5.13% 10/1/31	385,000	378,888
5.88% 12/1/27	640,000	641,224
7.25% 8/15/30	517,000	542,687
Bombardier, Inc.
6.75% 6/15/33	350,000	365,245
7.00% 6/1/32	594,000	620,839
7.25% 7/1/31	653,000	692,201
7.88% 4/15/27	120,000	120,525
8.75% 11/15/30	594,000	640,565
Goat Holdco LLC 6.75% 2/1/32	354,000	362,850
Spirit AeroSystems, Inc. 9.38% 11/30/29	718,000	756,211
TransDigm, Inc.
6.25% 1/31/34	247,000	254,020
6.38% 3/1/29	1,474,000	1,507,019
6.63% 3/1/32	931,000	958,506
		8,248,794
Airlines–0.84%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26	1,412,337	1,412,960
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (continued)
5.75% 4/20/29	1,504,000	$1,509,753
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31	1,369,000	1,388,538
United Airlines, Inc. 4.38% 4/15/26	1,206,000	1,204,148
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50% 6/1/28	493,000	513,225
		6,028,624
Apparel–0.06%
Hanesbrands, Inc. 9.00% 2/15/31	431,000	456,167
		456,167
Auto Manufacturers–2.07%
Allison Transmission, Inc.
3.75% 1/30/31	677,000	625,475
5.88% 6/1/29	504,000	508,194
Ford Motor Credit Co. LLC
2.70% 8/10/26	376,000	369,940
2.90% 2/10/29	220,000	203,836
3.82% 11/2/27	871,000	849,706
4.00% 11/13/30	1,317,000	1,228,512
4.13% 8/17/27	2,028,000	1,994,839
4.39% 1/8/26	725,000	724,734
4.54% 8/1/26	4,015,000	4,011,569
5.73% 9/5/30	342,000	344,815
6.80% 5/12/28	636,000	660,538
6.95% 3/6/26	435,000	438,464
6.95% 6/10/26	541,000	548,033
7.12% 11/7/33	200,000	213,775
7.20% 6/10/30	316,000	337,829
PM General Purchaser LLC 9.50% 10/1/28	1,171,000	1,009,988
Wabash National Corp. 4.50% 10/15/28	806,000	747,821
		14,818,068
Auto Parts & Equipment–3.50%
Adient Global Holdings Ltd.
7.00% 4/15/28	900,000	922,272
7.50% 2/15/33	700,000	724,826
8.25% 4/15/31	1,430,000	1,499,758
Allison Transmission, Inc. 4.75% 10/1/27	2,306,000	2,290,271
American Axle & Manufacturing, Inc.
6.50% 4/1/27	1,442,000	1,442,575
6.88% 7/1/28	1,088,000	1,087,745
LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Clarios Global LP/Clarios U.S. Finance Co.
6.75% 5/15/28	861,000	$880,017
6.75% 2/15/30	656,000	677,655
6.75% 9/15/32	887,000	906,656
Cooper-Standard Automotive, Inc.
5.63% 5/15/27	2,805,805	2,680,497
13.50% 3/31/27	4,668,040	4,917,902
Dana, Inc. 5.38% 11/15/27	1,085,000	1,083,524
Dornoch Debt Merger Sub, Inc. 6.63% 10/15/29	1,450,000	1,247,058
Forvia SE 6.75% 9/15/33	232,000	235,378
Goodyear Tire & Rubber Co.
5.00% 7/15/29	1,137,000	1,097,972
5.25% 4/30/31	449,000	424,305
5.25% 7/15/31	1,311,000	1,231,497
6.63% 7/15/30	305,000	309,471
@IHO Verwaltungs GmbH
7.75% 11/15/30	556,000	581,742
8.00% 11/15/32	222,000	232,976
Qnity Electronics, Inc.
5.75% 8/15/32	269,000	271,052
6.25% 8/15/33	303,000	309,419
		25,054,568
Banks–0.15%
μCitigroup, Inc. 6.25% 8/15/26	1,070,000	1,076,750
		1,076,750
Beverages–0.14%
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25% 4/1/29	991,000	990,181
		990,181
Biotechnology–0.05%
Emergent BioSolutions, Inc. 3.88% 8/15/28	430,000	357,110
		357,110
Building Materials–2.92%
Builders FirstSource, Inc.
4.25% 2/1/32	1,309,000	1,231,032
6.38% 6/15/32	879,000	908,579
6.38% 3/1/34	605,000	623,214
6.75% 5/15/35	363,000	379,020
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63% 12/15/30	2,472,000	2,541,090
6.75% 7/15/31	405,000	420,655
Griffon Corp. 5.75% 3/1/28	1,770,000	1,770,595
JELD-WEN, Inc.
4.88% 12/15/27	1,200,000	1,171,028
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
JELD-WEN, Inc. (continued)
7.00% 9/1/32	525,000	$443,351
JH North America Holdings, Inc.
5.88% 1/31/31	316,000	320,839
6.13% 7/31/32	471,000	482,433
Knife River Corp. 7.75% 5/1/31	930,000	975,794
Masterbrand, Inc. 7.00% 7/15/32	905,000	935,251
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75% 4/1/32	604,000	620,461
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	579,000	564,012
Quikrete Holdings, Inc. 6.38% 3/1/32	1,926,000	1,995,036
Smyrna Ready Mix Concrete LLC 8.88% 11/15/31	728,000	768,726
Standard Building Solutions, Inc.
6.25% 8/1/33	947,000	959,676
6.50% 8/15/32	1,050,000	1,077,322
Standard Industries, Inc.
3.38% 1/15/31	400,000	362,227
4.75% 1/15/28	2,391,000	2,370,433
		20,920,774
Chemicals–2.59%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31	415,000	434,181
Axalta Coating Systems LLC 3.38% 2/15/29	713,000	675,499
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	2,024,000	2,014,389
Chemours Co.
4.63% 11/15/29	80,000	72,277
5.75% 11/15/28	2,554,000	2,491,107
8.00% 1/15/33	475,000	472,466
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	794,711
Element Solutions, Inc. 3.88% 9/1/28	1,335,000	1,293,791
INEOS Finance PLC
6.75% 5/15/28	500,000	490,437
7.50% 4/15/29	743,000	722,863
INEOS Quattro Finance 2 PLC 9.63% 3/15/29	592,000	585,795
NOVA Chemicals Corp.
4.25% 5/15/29	2,484,000	2,403,965
5.25% 6/1/27	371,000	372,068
LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
NOVA Chemicals Corp. (continued)
7.00% 12/1/31	260,000	$273,939
8.50% 11/15/28	766,000	801,624
9.00% 2/15/30	642,000	688,317
Solstice Advanced Materials, Inc. 5.63% 9/30/33	440,000	441,454
@Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC 7.63% 5/3/29	1,256,338	471,127
WR Grace Holdings LLC
4.88% 6/15/27	997,000	990,817
5.63% 8/15/29	1,661,000	1,543,896
6.63% 8/15/32	541,000	534,930
		18,569,653
Commercial Services–6.44%
ADT Security Corp.
4.13% 8/1/29	1,076,000	1,040,509
4.88% 7/15/32	1,675,000	1,622,148
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63% 6/1/28	355,000	347,960
4.63% 6/1/28	1,063,000	1,042,339
APi Group DE, Inc.
4.13% 7/15/29	625,000	602,382
4.75% 10/15/29	527,000	516,623
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75% 4/1/28	945,000	915,835
5.38% 3/1/29	1,315,000	1,282,339
5.75% 7/15/27	452,000	451,291
5.75% 7/15/27	659,000	655,629
8.00% 2/15/31	43,000	44,484
8.25% 1/15/30	1,439,000	1,492,732
8.38% 6/15/32	746,000	780,280
Block, Inc.
2.75% 6/1/26	75,000	74,015
5.63% 8/15/30	304,000	308,006
6.00% 8/15/33	459,000	470,034
6.50% 5/15/32	1,954,000	2,022,402
Brink's Co.
4.63% 10/15/27	1,548,000	1,532,820
6.50% 6/15/29	418,000	430,163
Clarivate Science Holdings Corp.
3.88% 7/1/28	604,000	581,261
4.88% 7/1/29	804,000	759,803
CoreCivic, Inc. 8.25% 4/15/29	1,280,000	1,352,265
EquipmentShare.com, Inc.
8.00% 3/15/33	438,000	468,109
8.63% 5/15/32	319,000	344,406
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
EquipmentShare.com, Inc. (continued)
9.00% 5/15/28	1,687,000	$1,785,222
Garda World Security Corp.
6.00% 6/1/29	1,024,000	1,015,218
8.25% 8/1/32	855,000	886,287
8.38% 11/15/32	423,000	439,085
GEO Group, Inc.
8.63% 4/15/29	862,000	912,625
10.25% 4/15/31	175,000	192,556
Herc Holdings, Inc.
5.50% 7/15/27	1,672,000	1,667,814
6.63% 6/15/29	789,000	810,700
7.00% 6/15/30	440,000	457,039
Hertz Corp.
^0.00% 10/15/24	656,000	32,800
^0.00% 8/1/26	805,000	128,800
^0.00% 1/15/28	2,613,000	391,950
4.63% 12/1/26	1,529,000	1,504,538
5.00% 12/1/29	2,451,000	1,955,268
12.63% 7/15/29	1,524,000	1,615,664
ION Platform Finance U.S., Inc. 7.88% 9/30/32	760,000	755,007
NESCO Holdings II, Inc. 5.50% 4/15/29	653,000	639,506
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	2,000,000	1,944,145
5.75% 4/15/26	256,000	257,048
Raven Acquisition Holdings LLC 6.88% 11/15/31	676,000	694,704
Service Corp. International
5.75% 10/15/32	430,000	435,624
7.50% 4/1/27	380,000	393,585
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32	527,000	544,861
TriNet Group, Inc. 7.13% 8/15/31	599,000	618,723
United Rentals North America, Inc.
4.88% 1/15/28	1,499,000	1,494,424
5.25% 1/15/30	1,945,000	1,954,659
5.50% 5/15/27	395,000	395,017
6.13% 3/15/34	776,000	806,903
Wand NewCo 3, Inc. 7.63% 1/30/32	725,000	763,875
Williams Scotsman, Inc.
6.63% 6/15/29	427,000	436,759
6.63% 4/15/30	198,000	203,795
7.38% 10/1/31	819,000	855,316
		46,127,352
LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers–1.16%
Ahead DB Holdings LLC 6.63% 5/1/28	1,720,000	$1,720,382
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,170,000	1,130,232
Diebold Nixdorf, Inc. 7.75% 3/31/30	683,000	720,472
Insight Enterprises, Inc. 6.63% 5/15/32	340,000	348,602
NCR Atleos Corp. 9.50% 4/1/29	1,473,000	1,594,555
NCR Voyix Corp. 5.13% 4/15/29	1,264,000	1,243,675
Science Applications International Corp. 5.88% 11/1/33	362,000	362,113
Seagate Data Storage Technology Pte. Ltd.
5.75% 12/1/34	320,000	318,970
8.25% 12/15/29	668,000	707,146
8.50% 7/15/31	149,000	157,740
		8,303,887
Cosmetics & Personal Care–0.29%
Coty, Inc. 5.00% 4/15/26	124,000	123,626
Edgewell Personal Care Co.
4.13% 4/1/29	535,000	508,866
5.50% 6/1/28	1,465,000	1,461,866
		2,094,358
Distribution/Wholesale–0.33%
Gates Corp. 6.88% 7/1/29	351,000	364,215
=Incora Intermediate II LLC 9.00% 11/15/26	625,921	497,470
RB Global Holdings, Inc.
6.75% 3/15/28	255,000	260,698
7.75% 3/15/31	308,000	322,138
Resideo Funding, Inc. 6.50% 7/15/32	908,000	930,614
		2,375,135
Diversified Financial Services–1.40%
Ally Financial, Inc. 5.75% 11/20/25	915,000	915,543
•ILFC E-Capital Trust I 6.27% 12/21/65	640,000	540,604
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	655,000	660,764
5.50% 8/15/28	734,000	734,000
5.75% 11/15/31	1,070,000	1,081,238
6.50% 8/1/29	72,000	73,864
7.13% 2/1/32	505,000	527,121
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
OneMain Finance Corp.
3.50% 1/15/27	390,000	$381,156
3.88% 9/15/28	106,000	101,873
4.00% 9/15/30	345,000	320,697
5.38% 11/15/29	210,000	207,619
6.63% 1/15/28	420,000	430,095
7.13% 3/15/26	444,000	448,013
Rocket Cos., Inc.
6.13% 8/1/30	1,000,000	1,026,320
6.38% 8/1/33	533,000	550,117
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88% 10/15/26	794,000	777,746
3.63% 3/1/29	1,162,000	1,108,230
4.00% 10/15/33	131,000	119,640
		10,004,640
Electric–1.76%
Calpine Corp.
4.50% 2/15/28	235,000	234,009
4.63% 2/1/29	776,000	768,374
5.00% 2/1/31	647,000	645,109
NRG Energy, Inc.
3.38% 2/15/29	615,000	581,370
3.63% 2/15/31	421,000	389,225
3.88% 2/15/32	56,000	51,606
5.25% 6/15/29	1,115,000	1,111,391
5.75% 1/15/28	339,000	339,729
5.75% 1/15/34	693,000	692,293
6.00% 2/1/33	675,000	685,510
6.00% 1/15/36	694,000	694,100
7.00% 3/15/33	378,000	417,954
PG&E Corp. 5.00% 7/1/28	898,000	889,688
Pike Corp.
5.50% 9/1/28	741,000	738,559
8.63% 1/31/31	329,000	352,934
Vistra Operations Co. LLC
4.38% 5/1/29	271,000	265,325
5.00% 7/31/27	130,000	129,570
5.63% 2/15/27	557,000	557,330
6.88% 4/15/32	586,000	612,884
7.75% 10/15/31	2,305,000	2,439,133
		12,596,093
Electrical Components & Equipment–1.06%
Energizer Holdings, Inc.
4.38% 3/31/29	1,363,000	1,307,199
4.75% 6/15/28	2,007,000	1,972,069
WESCO Distribution, Inc.
6.38% 3/15/29	1,413,000	1,454,798
6.38% 3/15/33	375,000	388,735
6.63% 3/15/32	490,000	509,218
7.25% 6/15/28	1,962,000	1,987,506
		7,619,525
LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–1.15%
Coherent Corp. 5.00% 12/15/29	2,732,000	$2,694,309
Imola Merger Corp. 4.75% 5/15/29	2,898,000	2,818,666
Sensata Technologies BV
4.00% 4/15/29	1,772,000	1,700,539
5.88% 9/1/30	300,000	301,859
Sensata Technologies, Inc.
3.75% 2/15/31	556,000	513,120
6.63% 7/15/32	200,000	206,956
		8,235,449
Engineering & Construction–0.63%
AECOM 6.00% 8/1/33	724,000	740,210
Dycom Industries, Inc. 4.50% 4/15/29	1,264,000	1,234,478
Global Infrastructure Solutions, Inc.
5.63% 6/1/29	1,130,000	1,110,260
7.50% 4/15/32	918,000	969,055
TopBuild Corp. 5.63% 1/31/34	440,000	438,401
		4,492,404
Entertainment–3.02%
Boyne USA, Inc. 4.75% 5/15/29	1,074,000	1,053,695
Caesars Entertainment, Inc.
4.63% 10/15/29	920,000	879,737
6.50% 2/15/32	2,055,000	2,096,075
7.00% 2/15/30	250,000	257,152
Cinemark USA, Inc.
5.25% 7/15/28	775,000	770,723
7.00% 8/1/32	290,000	301,413
Live Nation Entertainment, Inc.
3.75% 1/15/28	589,000	574,662
4.75% 10/15/27	2,030,000	2,016,568
5.63% 3/15/26	1,297,000	1,297,049
6.50% 5/15/27	3,345,000	3,375,944
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25% 10/15/30	211,000	212,881
Six Flags Entertainment Corp. 7.25% 5/15/31	430,000	430,170
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25% 7/15/29	1,050,000	1,015,426
5.38% 4/15/27	115,000	114,702
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63% 5/1/32	2,376,000	$2,420,700
Vail Resorts, Inc.
5.63% 7/15/30	408,000	410,550
6.50% 5/15/32	597,000	617,268
Warnermedia Holdings, Inc. 4.28% 3/15/32	1,101,000	1,008,791
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/1/29	1,825,000	1,827,814
6.25% 3/15/33	604,000	613,350
7.13% 2/15/31	324,000	348,736
		21,643,406
Environmental Control–1.03%
Clean Harbors, Inc. 5.75% 10/15/33	590,000	595,154
GFL Environmental, Inc.
4.00% 8/1/28	1,220,000	1,191,062
4.38% 8/15/29	645,000	629,268
4.75% 6/15/29	699,000	689,436
6.75% 1/15/31	1,429,000	1,495,335
Madison IAQ LLC
4.13% 6/30/28	983,000	959,369
5.88% 6/30/29	1,390,000	1,373,182
Wrangler Holdco Corp. 6.63% 4/1/32	435,000	453,574
		7,386,380
Food–1.70%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26	839,000	832,440
4.63% 1/15/27	1,762,000	1,750,927
5.88% 2/15/28	1,404,000	1,403,690
New Albertsons LP
6.63% 6/1/28	569,000	598,304
7.75% 6/15/26	672,000	682,514
Performance Food Group, Inc.
4.25% 8/1/29	1,215,000	1,180,235
5.50% 10/15/27	1,896,000	1,891,311
6.13% 9/15/32	334,000	342,120
Post Holdings, Inc.
4.63% 4/15/30	255,000	245,823
5.50% 12/15/29	1,225,000	1,220,110
6.25% 2/15/32	724,000	744,329
U.S. Foods, Inc.
4.63% 6/1/30	645,000	630,350
4.75% 2/15/29	270,000	265,962
LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
U.S. Foods, Inc. (continued)
6.88% 9/15/28	378,000	$389,586
		12,177,701
Food Service–0.22%
Aramark Services, Inc. 5.00% 2/1/28	1,583,000	1,575,535
		1,575,535
Gas–0.23%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75% 5/20/27	570,000	569,874
9.38% 6/1/28	586,000	602,027
9.50% 6/1/30	432,000	452,251
		1,624,152
Health Care Products–1.27%
Avantor Funding, Inc. 4.63% 7/15/28	2,025,000	1,991,906
Bausch & Lomb Corp. 8.38% 10/1/28	230,000	239,703
Hologic, Inc.
3.25% 2/15/29	1,591,000	1,536,256
4.63% 2/1/28	60,000	59,553
Medline Borrower LP
3.88% 4/1/29	2,600,000	2,507,554
5.25% 10/1/29	1,650,000	1,635,733
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	1,131,000	1,159,733
		9,130,438
Health Care Services–4.75%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	457,000	447,395
5.50% 7/1/28	990,000	981,637
7.38% 3/15/33	212,000	220,096
AHP Health Partners, Inc. 5.75% 7/15/29	903,000	888,684
CHS/Community Health Systems, Inc.
4.75% 2/15/31	1,397,000	1,208,053
5.25% 5/15/30	2,237,000	2,023,689
6.00% 1/15/29	569,000	552,294
6.13% 4/1/30	396,000	287,232
10.88% 1/15/32	1,168,000	1,237,025
Concentra Health Services, Inc. 6.88% 7/15/32	346,000	359,280
DaVita, Inc.
3.75% 2/15/31	2,571,000	2,354,774
4.63% 6/1/30	1,300,000	1,245,906
6.88% 9/1/32	525,000	542,344
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Encompass Health Corp.
4.50% 2/1/28	2,676,000	$2,653,096
4.63% 4/1/31	259,000	252,004
4.75% 2/1/30	649,000	641,394
Global Medical Response, Inc. 7.38% 10/1/32	473,000	486,864
IQVIA, Inc.
5.00% 10/15/26	2,311,000	2,308,180
5.00% 5/15/27	1,134,000	1,130,843
6.25% 6/1/32	1,456,000	1,496,973
Radiology Partners, Inc.
8.50% 7/15/32	1,516,000	1,568,812
@9.78% 2/15/30	1,018,274	995,808
Sotera Health Holdings LLC 7.38% 6/1/31	700,000	735,013
Surgery Center Holdings, Inc. 7.25% 4/15/32	812,000	834,124
Tenet Healthcare Corp.
4.25% 6/1/29	299,000	292,012
5.13% 11/1/27	4,716,000	4,707,345
6.13% 6/15/30	1,243,000	1,258,857
6.25% 2/1/27	1,093,000	1,092,639
6.75% 5/15/31	1,175,000	1,216,452
		34,018,825
Home Furnishings–0.38%
Somnigroup International, Inc.
3.88% 10/15/31	653,000	598,065
4.00% 4/15/29	2,227,000	2,137,358
		2,735,423
Household Products Wares–0.70%
ACCO Brands Corp. 4.25% 3/15/29	1,995,000	1,800,940
Central Garden & Pet Co.
4.13% 10/15/30	741,000	703,844
5.13% 2/1/28	2,442,000	2,433,323
Spectrum Brands, Inc. 3.88% 3/15/31	85,000	68,212
		5,006,319
Housewares–1.02%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50% 10/15/29	1,051,000	821,964
Newell Brands, Inc.
6.38% 9/15/27	280,000	283,818
6.38% 5/15/30	440,000	435,950
6.63% 9/15/29	764,000	768,362
6.63% 5/15/32	193,000	190,473
6.88% 4/1/36	250,000	248,736
8.50% 6/1/28	585,000	618,776
Scotts Miracle-Gro Co.
4.00% 4/1/31	1,139,000	1,051,115
LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Housewares (continued)
Scotts Miracle-Gro Co. (continued)
4.38% 2/1/32	914,000	$843,909
4.50% 10/15/29	2,099,000	2,039,297
		7,302,400
Internet–0.65%
Arches Buyer, Inc. 4.25% 6/1/28	834,000	817,271
Shutterfly Finance LLC
8.50% 10/1/27	1,931,682	1,835,098
9.75% 10/1/27	294,083	295,553
Snap, Inc. 6.88% 3/1/33	316,000	322,983
Wayfair LLC
7.25% 10/31/29	370,000	381,485
7.75% 9/15/30	931,000	976,382
		4,628,772
Iron & Steel–0.82%
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	1,254,000	1,254,490
Carpenter Technology Corp.
6.38% 7/15/28	838,000	839,785
7.63% 3/15/30	223,000	229,161
Cleveland-Cliffs, Inc.
4.63% 3/1/29	908,000	874,820
4.88% 3/1/31	518,000	483,605
6.75% 4/15/30	620,000	629,861
6.88% 11/1/29	797,000	812,195
7.50% 9/15/31	425,000	438,063
7.63% 1/15/34	282,000	290,574
		5,852,554
Leisure Time–1.62%
Acushnet Co. 7.38% 10/15/28	427,000	442,728
Amer Sports Co. 6.75% 2/16/31	1,189,000	1,235,641
Carnival Corp.
5.75% 8/1/32	1,658,000	1,687,310
6.00% 5/1/29	1,387,000	1,407,702
6.13% 2/15/33	1,313,000	1,345,872
7.00% 8/15/29	357,000	375,548
NCL Corp. Ltd. 5.88% 1/15/31	474,000	473,982
Royal Caribbean Cruises Ltd.
5.63% 9/30/31	758,000	772,917
6.00% 2/1/33	919,000	942,418
6.25% 3/15/32	1,375,000	1,419,576
Viking Cruises Ltd.
5.88% 9/15/27	590,000	590,227
5.88% 10/15/33	933,000	933,655
		11,627,576
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging–1.77%
Hilton Domestic Operating Co., Inc.
3.63% 2/15/32	30,000	$27,453
3.75% 5/1/29	345,000	331,888
4.00% 5/1/31	211,000	199,655
4.88% 1/15/30	622,000	618,511
5.75% 5/1/28	749,000	749,912
5.75% 9/15/33	1,023,000	1,036,657
5.88% 4/1/29	349,000	356,212
5.88% 3/15/33	1,065,000	1,087,148
6.13% 4/1/32	429,000	441,025
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	882,000	881,399
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	333,000	321,329
4.75% 1/15/28	45,000	44,267
MGM Resorts International
4.63% 9/1/26	1,177,000	1,174,037
5.50% 4/15/27	1,218,000	1,225,889
6.13% 9/15/29	859,000	874,288
6.50% 4/15/32	782,000	796,697
Station Casinos LLC
4.50% 2/15/28	2,274,000	2,235,717
4.63% 12/1/31	305,000	287,711
		12,689,795
Machinery Construction & Mining–0.53%
BWX Technologies, Inc.
4.13% 6/30/28	796,000	776,990
4.13% 4/15/29	496,000	480,193
Terex Corp.
5.00% 5/15/29	1,572,000	1,548,113
6.25% 10/15/32	993,000	1,011,565
		3,816,861
Machinery Diversified–0.62%
ATS Corp. 4.13% 12/15/28	321,000	307,549
Chart Industries, Inc.
7.50% 1/1/30	1,400,000	1,457,029
9.50% 1/1/31	233,000	249,626
Esab Corp. 6.25% 4/15/29	670,000	688,293
Regal Rexnord Corp.
6.05% 2/15/26	535,000	537,590
6.30% 2/15/30	462,000	489,858
6.40% 4/15/33	647,000	694,584
		4,424,529
Media–11.69%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	5,866,000	5,403,943
4.50% 8/15/30	3,643,000	3,440,503
LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
4.50% 5/1/32	405,000	$368,577
4.75% 3/1/30	8,946,000	8,584,286
5.00% 2/1/28	6,303,000	6,242,304
5.13% 5/1/27	2,083,000	2,069,012
5.38% 6/1/29	1,112,000	1,104,585
CSC Holdings LLC
4.13% 12/1/30	695,000	455,124
4.50% 11/15/31	1,160,000	754,319
5.75% 1/15/30	2,085,000	793,926
6.50% 2/1/29	3,980,000	2,941,520
11.25% 5/15/28	461,000	426,774
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27	1,358,000	1,356,476
Discovery Communications LLC 5.00% 9/20/37	315,000	270,283
DISH DBS Corp.
5.25% 12/1/26	4,270,000	4,195,678
5.75% 12/1/28	1,000,000	958,640
7.75% 7/1/26	3,400,000	3,367,535
DISH Network Corp. 11.75% 11/15/27	3,770,000	3,989,629
Gray Media, Inc.
4.75% 10/15/30	1,972,000	1,511,045
5.38% 11/15/31	582,000	437,162
7.25% 8/15/33	1,126,000	1,115,813
10.50% 7/15/29	2,753,000	2,976,684
iHeartCommunications, Inc.
7.75% 8/15/30	270,970	224,280
9.13% 5/1/29	4,749,241	4,271,402
10.88% 5/1/30	4,871,239	3,310,038
Midcontinent Communications 8.00% 8/15/32	1,086,000	1,118,909
News Corp.
3.88% 5/15/29	960,000	927,217
5.13% 2/15/32	630,000	626,470
Nexstar Media, Inc.
4.75% 11/1/28	2,852,000	2,783,673
5.63% 7/15/27	2,813,000	2,808,917
μParamount Global 6.25% 2/28/57	1,145,000	1,128,604
Sinclair Television Group, Inc. 8.13% 2/15/33	881,000	904,144
Sirius XM Radio LLC
4.00% 7/15/28	3,669,000	3,545,260
4.13% 7/1/30	575,000	539,298
5.00% 8/1/27	1,530,000	1,522,653
5.50% 7/1/29	2,785,000	2,785,640
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Sunrise FinCo I BV 4.88% 7/15/31	592,000	$563,969
TEGNA, Inc. 5.00% 9/15/29	365,000	363,116
Univision Communications, Inc.
7.38% 6/30/30	1,094,000	1,099,235
8.00% 8/15/28	1,520,000	1,575,054
9.38% 8/1/32	448,000	477,419
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	450,845
		83,789,961
Mining–0.59%
Alcoa Nederland Holding BV 7.13% 3/15/31	1,250,000	1,313,978
Alumina Pty. Ltd.
6.13% 3/15/30	380,000	388,624
6.38% 9/15/32	440,000	451,059
Compass Minerals International, Inc. 8.00% 7/1/30	293,000	306,237
Novelis Corp.
3.88% 8/15/31	323,000	294,475
4.75% 1/30/30	910,000	877,848
6.38% 8/15/33	358,000	361,700
6.88% 1/30/30	199,000	206,358
		4,200,279
Miscellaneous Manufacturing–0.21%
Axon Enterprise, Inc. 6.13% 3/15/30	155,000	159,189
Enpro, Inc. 6.13% 6/1/33	278,000	284,128
Hillenbrand, Inc. 6.25% 2/15/29	279,000	286,045
Trinity Industries, Inc. 7.75% 7/15/28	733,000	758,214
		1,487,576
Office Business Equipment–0.11%
Xerox Corp. 10.25% 10/15/30	412,000	418,525
Xerox Holdings Corp. 8.88% 11/30/29	757,000	408,970
		827,495
Oil & Gas–6.01%
Aethon United BR LP/Aethon United Finance Corp. 7.50% 10/1/29	218,000	227,351
Antero Resources Corp. 7.63% 2/1/29	205,000	208,917
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88% 6/30/29	223,000	222,541
6.63% 10/15/32	450,000	459,210
6.63% 7/15/33	482,000	490,031
LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Baytex Energy Corp.
7.38% 3/15/32	567,000	$555,154
8.50% 4/30/30	1,470,000	1,510,519
California Resources Corp. 7.13% 2/1/26	256,000	255,833
Chord Energy Corp.
6.00% 10/1/30	733,000	727,896
6.75% 3/15/33	509,000	515,713
Civitas Resources, Inc.
8.38% 7/1/28	795,000	824,057
8.63% 11/1/30	621,000	643,148
8.75% 7/1/31	969,000	992,751
9.63% 6/15/33	447,000	472,125
CNX Resources Corp.
6.00% 1/15/29	415,000	415,170
7.38% 1/15/31	500,000	515,502
Comstock Resources, Inc.
5.88% 1/15/30	616,000	593,242
6.75% 3/1/29	2,620,000	2,615,721
Crescent Energy Finance LLC
7.38% 1/15/33	745,000	725,380
7.63% 4/1/32	1,332,000	1,322,800
8.38% 1/15/34	605,000	612,985
9.25% 2/15/28	1,350,000	1,401,552
Diamond Foreign Asset Co./Diamond Finance LLC 8.50% 10/1/30	934,000	989,747
EQT Corp.
4.50% 1/15/29	902,000	902,130
4.75% 1/15/31	979,000	977,004
7.50% 6/1/27	710,000	723,821
7.50% 6/1/30	506,000	558,181
Expand Energy Corp.
4.75% 2/1/32	605,000	594,579
5.38% 2/1/29	82,000	82,025
5.38% 3/15/30	1,028,000	1,045,280
6.75% 4/15/29	3,019,000	3,050,502
Gulfport Energy Operating Corp. 6.75% 9/1/29	945,000	969,753
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	466,000	457,960
6.25% 11/1/28	26,000	26,064
6.25% 4/15/32	322,000	308,910
6.88% 5/15/34	70,000	67,301
Matador Resources Co.
6.25% 4/15/33	877,000	881,121
6.50% 4/15/32	534,000	539,110
Noble Finance II LLC 8.00% 4/15/30	553,000	572,388
Permian Resources Operating LLC
6.25% 2/1/33	619,000	630,547
7.00% 1/15/32	364,000	377,518
8.00% 4/15/27	585,000	594,086
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Permian Resources Operating LLC (continued)
9.88% 7/15/31	1,525,000	$1,658,884
Precision Drilling Corp. 6.88% 1/15/29	52,000	52,279
Range Resources Corp. 8.25% 1/15/29	2,477,000	2,535,187
SM Energy Co.
6.50% 7/15/28	62,000	62,404
6.63% 1/15/27	1,806,000	1,805,397
6.75% 9/15/26	894,000	893,695
6.75% 8/1/29	7,000	7,034
7.00% 8/1/32	183,000	183,141
Sunoco LP 7.00% 5/1/29	347,000	359,286
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	559,000	545,328
4.50% 4/30/30	1,725,000	1,660,911
Transocean International Ltd.
8.25% 5/15/29	821,000	809,396
8.75% 2/15/30	240,000	252,521
Transocean Titan Financing Ltd. 8.38% 2/1/28	172,429	176,671
Valaris Ltd. 8.38% 4/30/30	194,000	201,342
Vital Energy, Inc. 7.88% 4/15/32	1,256,000	1,219,246
		43,078,347
Oil & Gas Services–0.40%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 4/1/28	364,000	364,503
6.63% 9/1/32	514,000	527,252
6.88% 4/1/27	257,000	257,012
Kodiak Gas Services LLC
6.50% 10/1/33	304,000	309,525
7.25% 2/15/29	646,000	670,332
WBI Operating LLC 6.25% 10/15/30	772,000	772,000
		2,900,624
Packaging & Containers–1.61%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% 8/15/26	1,364,000	1,309,440
5.25% 8/15/27	1,618,000	614,840
5.25% 8/15/27	1,121,000	425,980
Clydesdale Acquisition Holdings, Inc. 6.75% 4/15/32	1,037,000	1,063,817
Graham Packaging Co., Inc. 7.13% 8/15/28	473,000	473,840
LABL, Inc. 8.63% 10/1/31	47,000	34,528
LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co.
7.88% 4/15/27	4,030,000	$4,069,506
9.25% 4/15/27	1,705,000	1,708,901
Owens-Brockway Glass Container, Inc. 6.63% 5/13/27	1,044,000	1,042,069
TriMas Corp. 4.13% 4/15/29	852,000	824,786
		11,567,707
Pharmaceuticals–2.29%
1261229 BC Ltd. 10.00% 4/15/32	806,000	826,192
180 Medical, Inc. 3.88% 10/15/29	686,000	656,705
Bausch Health Americas, Inc. 8.50% 1/31/27	766,000	758,340
Bausch Health Cos., Inc.
4.88% 6/1/28	4,523,000	4,048,085
5.00% 2/15/29	916,000	687,000
5.25% 1/30/30	1,505,000	1,061,025
5.25% 2/15/31	670,000	438,850
6.25% 2/15/29	1,266,000	988,082
Elanco Animal Health, Inc. 6.65% 8/28/28	375,000	389,950
=^Endo Design LLC 0.00% 10/15/24	580,000	0
Endo Finance Holdings, Inc. 8.50% 4/15/31	361,000	387,306
=^Endo Luxembourg Finance Co. I SARL 0.00% 4/1/29	1,430,000	0
Grifols SA 4.75% 10/15/28	1,026,000	996,617
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13% 4/30/28	1,963,000	1,896,538
5.13% 4/30/31	1,751,000	1,533,962
7.88% 5/15/34	200,000	185,280
Owens & Minor, Inc.
4.50% 3/31/29	1,262,000	1,012,866
6.63% 4/1/30	676,000	557,700
=^Par Pharmaceutical, Inc. 0.00% 4/1/27	818,000	0
		16,424,498
Pipelines–4.61%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	247,000	246,095
5.75% 1/15/28	2,037,000	2,033,012
5.75% 10/15/33	781,000	777,537
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63% 7/15/26	550,000	550,225
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp. (continued)
7.00% 7/15/29	493,000	$511,208
7.25% 7/15/32	364,000	382,806
Buckeye Partners LP
4.13% 12/1/27	195,000	192,790
4.50% 3/1/28	810,000	799,936
6.75% 2/1/30	708,000	735,363
CNX Midstream Partners LP 4.75% 4/15/30	206,000	197,541
DT Midstream, Inc.
4.13% 6/15/29	1,063,000	1,037,131
4.38% 6/15/31	540,000	521,874
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	858,000	864,044
7.88% 5/15/32	451,000	470,372
8.88% 4/15/30	528,000	558,980
Harvest Midstream I LP 7.50% 5/15/32	539,000	550,591
Hess Midstream Operations LP
5.13% 6/15/28	820,000	819,074
5.88% 3/1/28	253,000	257,903
6.50% 6/1/29	595,000	613,644
Howard Midstream Energy Partners LLC
6.63% 1/15/34	417,000	425,163
7.38% 7/15/32	874,000	907,234
Kinetik Holdings LP
5.88% 6/15/30	581,000	584,379
6.63% 12/15/28	415,000	425,965
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13% 2/15/29	703,000	720,799
8.38% 2/15/32	702,000	719,301
Northriver Midstream Finance LP 6.75% 7/15/32	550,000	562,428
NuStar Logistics LP
5.63% 4/28/27	1,285,000	1,292,885
6.00% 6/1/26	470,000	471,708
6.38% 10/1/30	439,000	454,626
Prairie Acquiror LP 9.00% 8/1/29	410,000	426,853
Rockies Express Pipeline LLC 6.75% 3/15/33	428,000	446,753
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	590,000	586,998
6.00% 3/1/27	585,000	584,863
6.00% 12/31/30	892,000	880,876
6.00% 9/1/31	873,000	854,163
LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (continued)
6.75% 3/15/34	767,000	$759,302
7.38% 2/15/29	560,000	576,712
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	1,369,000	1,298,283
4.88% 2/1/31	1,072,000	1,075,131
Venture Global LNG, Inc.
7.00% 1/15/30	865,000	895,072
8.13% 6/1/28	1,217,000	1,259,680
8.38% 6/1/31	165,000	173,245
9.50% 2/1/29	400,000	440,810
9.88% 2/1/32	915,000	996,182
Venture Global Plaquemines LNG LLC
6.50% 1/15/34	2,068,000	2,176,895
6.75% 1/15/36	667,000	708,472
7.75% 5/1/35	210,000	237,029
		33,061,933
Real Estate–0.29%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25% 4/15/30	1,457,000	1,360,090
9.75% 4/15/30	634,000	691,905
		2,051,995
Real Estate Investment Trusts–1.96%
Iron Mountain, Inc.
4.88% 9/15/27	375,000	373,197
4.88% 9/15/29	12,000	11,813
5.00% 7/15/28	64,000	63,615
5.25% 3/15/28	1,684,000	1,681,073
5.25% 7/15/30	1,315,000	1,300,491
6.25% 1/15/33	114,000	116,282
Millrose Properties, Inc.
6.25% 9/15/32	364,000	364,951
6.38% 8/1/30	746,000	758,675
MPT Operating Partnership LP/MPT Finance Corp. 8.50% 2/15/32	522,000	554,657
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,633,000	1,601,521
4.75% 10/15/27	2,483,000	2,472,111
6.50% 4/1/32	1,400,000	1,439,327
6.50% 6/15/33	164,000	168,902
7.25% 7/15/28	277,000	285,759
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc. 7.25% 4/1/29	514,000	$539,723
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30	350,000	338,252
4.63% 12/1/29	1,996,000	1,976,341
		14,046,690
Retail–1.80%
Asbury Automotive Group, Inc.
4.50% 3/1/28	457,000	451,411
4.63% 11/15/29	590,000	572,582
4.75% 3/1/30	398,000	387,620
Bath & Body Works, Inc.
6.75% 7/1/36	190,000	195,520
6.88% 11/1/35	155,000	161,203
Group 1 Automotive, Inc. 6.38% 1/15/30	367,000	375,453
Liberty Interactive LLC 8.25% 2/1/30	352,000	47,520
Lithia Motors, Inc.
4.63% 12/15/27	285,000	282,193
5.50% 10/1/30	276,000	275,655
PetSmart LLC/PetSmart Finance Corp. 7.50% 9/15/32	2,100,000	2,103,121
QXO Building Products, Inc. 6.75% 4/30/32	1,102,000	1,141,007
Rite Aid Corp.
‡=^0.00% 7/1/25	1,377,000	0
=^0.00% 10/18/25	1,045,253	0
‡=^0.00% 11/15/26	2,338,000	0
‡=^0.00% 8/30/31	388,189	0
=^0.00% 12/31/49	365,760	0
‡=15.00% 8/30/31	1,124,568	0
‡=15.00% 8/30/31	529,205	0
Saks Global Enterprises LLC 11.00% 12/15/29	555,174	280,016
SGUS LLC 11.00% 12/15/29	236,869	223,291
Sonic Automotive, Inc.
4.63% 11/15/29	1,373,000	1,333,437
4.88% 11/15/31	557,000	532,610
Staples, Inc.
10.75% 9/1/29	2,730,000	2,699,341
12.75% 1/15/30	1,729,011	1,388,044
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	444,000	428,379
		12,878,403
Semiconductors–1.41%
Amkor Technology, Inc.
5.88% 10/1/33	440,000	444,481
6.63% 9/15/27	254,000	254,074
LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
ams-OSRAM AG 12.25% 3/30/29	650,000	$696,853
Entegris, Inc.
3.63% 5/1/29	586,000	556,946
4.38% 4/15/28	475,000	464,766
4.75% 4/15/29	2,730,000	2,706,584
5.95% 6/15/30	1,240,000	1,257,397
Kioxia Holdings Corp. 6.25% 7/24/30	1,100,000	1,122,004
ON Semiconductor Corp. 3.88% 9/1/28	2,115,000	2,052,632
Synaptics, Inc. 4.00% 6/15/29	598,000	572,198
		10,127,935
Software–1.21%
AthenaHealth Group, Inc. 6.50% 2/15/30	1,120,000	1,110,836
CoreWeave, Inc.
9.00% 2/1/31	1,173,000	1,202,183
9.25% 6/1/30	945,000	975,990
Fair Isaac Corp. 6.00% 5/15/33	484,000	490,022
RingCentral, Inc. 8.50% 8/15/30	1,137,000	1,209,806
SS&C Technologies, Inc.
5.50% 9/30/27	3,235,000	3,229,412
6.50% 6/1/32	420,000	434,212
		8,652,461
Telecommunications–4.31%
Altice Financing SA 5.75% 8/15/29	1,129,000	849,573
‡Altice France Holding SA
6.00% 2/15/28	380,000	134,783
10.50% 5/15/27	2,174,000	772,156
Altice France SA
5.13% 7/15/29	1,570,000	1,340,780
5.50% 1/15/28	200,000	176,000
5.50% 10/15/29	971,000	839,853
‡8.13% 2/1/27	1,470,000	1,399,021
CommScope LLC
4.75% 9/1/29	1,380,000	1,371,140
8.25% 3/1/27	3,274,000	3,309,783
9.50% 12/15/31	420,000	434,742
CommScope Technologies LLC 5.00% 3/15/27	155,000	153,782
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	710,000	746,497
EchoStar Corp.
@6.75% 11/30/30	875,461	902,557
10.75% 11/30/29	1,065,000	1,171,681
Embarq LLC 8.00% 6/1/36	1,500,000	748,305
Fibercop SpA 6.38% 11/15/33	751,000	745,351
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Frontier Communications Holdings LLC
5.00% 5/1/28	2,540,000	$2,534,287
5.88% 10/15/27	97,000	96,941
5.88% 11/1/29	172,507	174,322
6.00% 1/15/30	356,000	360,188
8.75% 5/15/30	924,000	965,252
GCI LLC 4.75% 10/15/28	2,340,000	2,274,015
Hughes Satellite Systems Corp. 6.63% 8/1/26	869,000	826,376
Level 3 Financing, Inc.
3.88% 10/15/30	552,000	481,948
6.88% 6/30/33	548,000	558,511
7.00% 3/31/34	951,336	967,803
Lumen Technologies, Inc.
4.13% 4/15/29	1,121,436	1,099,546
4.13% 4/15/30	1,121,549	1,099,118
4.13% 4/15/30	1,818,612	1,782,240
5.38% 6/15/29	1,020,000	934,734
10.00% 10/15/32	402,750	407,445
T-Mobile USA, Inc. 6.70% 12/15/33	1,127,000	1,260,257
		30,918,987
Transportation–0.16%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00% 7/31/29	82,000	77,990
XPO, Inc.
6.25% 6/1/28	610,000	621,580
7.13% 2/1/32	438,000	460,002
		1,159,572
Total Corporate Bonds (Cost $640,655,336)		631,147,082
LOAN AGREEMENTS–6.74%
•Adient U.S. LLC 6.41% (1 mo. USD Term SOFR + 2.25%) 1/31/31	688,022	688,022
•Ahead DB Holdings LLC 6.75% (3 mo. USD Term SOFR + 2.75%) 2/3/31	1,086,731	1,087,274
•Allied Universal Holdco LLC 7.51% (1 mo. USD Term SOFR + 3.25%) 8/20/32	240,000	240,763
•American Airlines, Inc. 6.58% (3 mo. USD Term SOFR + 2.25%) 4/20/28	857,675	855,891
•Asurion LLC 8.41% (1 mo. USD Term SOFR + 4.25%) 9/19/30	581,875	577,755
•AthenaHealth Group, Inc. 6.91% (1 mo. USD Term SOFR + 2.75%) 2/15/29	616,900	615,358
LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Bausch & Lomb Corp. 8.41% (1 mo. USD Term SOFR + 4.25%) 1/15/31	569,790	$569,317
•Bausch Health Cos., Inc. 10.41% (1 mo. USD Term SOFR + 6.25%) 10/8/30	1,591,919	1,566,544
•BCPE Pequod Buyer, Inc. 7.16% (1 mo. USD Term SOFR + 3.00%) 11/25/31	1,045,380	1,046,687
•Belron Finance LLC 6.74% (3 mo. USD Term SOFR + 2.50%) 10/16/31	488,158	490,296
•Charter Communications Operating LLC 6.29% (3 mo. USD Term SOFR + 2.00%) 12/7/30	1,473,750	1,471,598
=•Claire's Boutiques, Inc. 16.50% (3 mo. Prime Rate + 9.25%) 5/15/26	351,184	119,403
•Claire's Stores, Inc. 10.73% (6 mo. USD Term SOFR + 6.50%) 12/18/26	1,167,359	60,504
•Clear Channel Outdoor Holdings, Inc. 8.28% (1 mo. USD Term SOFR + 4.00%) 8/23/28	174,821	174,952
•Conair Holdings LLC 8.03% (1 mo. USD Term SOFR + 3.75%) 5/17/28	859,335	536,010
•Crown Finance U.S., Inc. 8.78% (1 mo. USD Term SOFR + 4.50%) 12/2/31	684,834	682,868
•CSC Holdings LLC 8.65% (1 mo. USD Term SOFR + 4.50%) 1/18/28	1,391,964	1,382,123
•DexKo Global, Inc. 8.03% (1 mo. USD Term SOFR + 3.75%) 10/4/28	1,308,781	1,287,958
•DirecTV Financing LLC 9.57% (3 mo. USD Term SOFR + 5.00%) 8/2/27	76,336	76,346
•EMRLD Borrower LP 6.12% (6 mo. USD Term SOFR + 2.25%) 8/4/31	813,300	809,388
•Epic Crude Services LP 6.83% (3 mo. USD Term SOFR + 2.50%) 10/15/31	586,425	586,425
•EW Scripps Co. 10.01% (1 mo. USD Term SOFR + 5.75%) 6/30/28	219,745	221,165
=∞FGI Operating Co. LLC 0.00% 12/31/25	74,836	748
•First Advantage Holdings LLC 6.91% (1 mo. USD Term SOFR + 2.75%) 10/31/31	936,529	911,654
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•First Student Bidco, Inc.
6.71% (3 mo. USD Term SOFR + 2.50%) 8/15/30	1,850,757	$1,850,757
6.71% (3 mo. USD Term SOFR + 2.50%) 8/15/30	283,725	283,844
•Hertz Corp.
8.07% (3 mo. USD Term SOFR + 3.50%) 6/30/28	361,882	324,232
8.07% (3 mo. USD Term SOFR + 3.50%) 6/30/28	71,228	63,817
•HUB International Ltd. 6.58% (3 mo. USD Term SOFR + 2.25%) 6/20/30	248,548	248,851
•iHeartCommunications, Inc. 10.05% (1 mo. USD Term SOFR + 5.78%) 5/1/29	56,524	49,264
•Ineos U.S. Finance LLC 7.41% (1 mo. USD Term SOFR + 3.25%) 2/18/30	1,141,777	1,050,435
•Instructure Holdings, Inc. 6.75% (3 mo. USD Term SOFR + 2.75%) 11/13/31	852,862	851,396
•LABL, Inc. 9.26% (1 mo. USD Term SOFR + 5.00%) 10/30/28	1,113,027	909,900
•LSF12 Crown U.S. Commercial Bidco LLC 7.66% (1 mo. USD Term SOFR + 3.50%) 12/2/31	1,364,580	1,365,440
•Lumen Technologies, Inc. 6.63% (1 mo. USD Term SOFR + 2.35%) 4/16/29	1,079,484	1,071,539
•Madison IAQ LLC 6.70% (6 mo. USD Term SOFR + 2.50%) 6/21/28	939,840	940,000
•Medline Borrower LP 6.16% (1 mo. USD Term SOFR + 2.00%) 10/23/28	557,407	557,374
•MI Windows & Doors LLC 6.91% (1 mo. USD Term SOFR + 2.75%) 3/28/31	533,264	534,821
Moran Foods LLC
@•2.00% (3 mo. USD Term SOFR + 2.00%) 6/30/26	2,061,948	1,443,364
=•6.73% (3 mo. USD Term SOFR + 2.50%) 12/31/28	315,484	315,484
=@•11.35% (3 mo. USD Term SOFR + 2.00%) 6/30/26	765,959	169,660
=•12.73% (3 mo. USD Term SOFR + 8.50%) 12/31/28	284,058	284,058
=•15.83% (3 mo. USD Term SOFR + 11.50%) 6/30/26	947,641	947,641
•Nuvei Technologies Corp. 6.91% (1 mo. USD Term SOFR + 2.75%) 11/17/31	1,369,792	1,369,121
LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Parexel International Corp. 6.66% (1 mo. USD Term SOFR + 2.50%) 11/15/28	873,543	$873,997
•Park River Holdings, Inc. 7.80% (3 mo. USD Term SOFR + 3.25%) 12/28/27	448,098	447,489
•Petco Health & Wellness Co., Inc. 7.51% (3 mo. USD Term SOFR + 3.25%) 3/3/28	2,023,307	1,968,840
•PetSmart, Inc. 8.14% (1 mo. USD Term SOFR + 4.00%) 8/18/32	49,485	48,712
•Primo Brands Corp. 6.25% (3 mo. USD Term SOFR + 2.25%) 3/31/28	956,506	955,989
•Quikrete Holdings, Inc. 6.41% (1 mo. USD Term SOFR + 2.25%) 2/10/32	1,360,662	1,359,737
•QXO, Inc. 7.16% (1 mo. USD Term SOFR + 3.00%) 4/30/32	144,788	145,887
Raven Acquisition Holdings LLC
✠3.25% 11/19/31	48,490	48,460
•7.16% (1 mo. USD Term SOFR + 3.00%) 11/19/31	675,464	675,045
•Rocket Software, Inc. 7.91% (1 mo. USD Term SOFR + 3.75%) 11/28/28	806,204	807,437
•Serta Simmons Bedding LLC 11.62% (3 mo. USD Term SOFR + 7.50%) 6/29/28	792,904	740,517
@•Shutterfly, Inc. 9.20% (3 mo. USD Term SOFR + 5.00%) 10/1/27	688,623	648,738
•SPX Flow, Inc. 6.91% (1 mo. USD Term SOFR + 2.75%) 4/5/29	540,562	542,590
•Star Parent, Inc. 8.00% (3 mo. USD Term SOFR + 4.00%) 9/27/30	413,700	413,526
•Station Casinos LLC 6.16% (1 mo. USD Term SOFR + 2.00%) 3/14/31	379,225	379,088
•Topgolf Callaway Brands Corp. 7.16% (1 mo. USD Term SOFR + 3.00%) 3/18/30	428,640	423,222
•TransDigm, Inc.
6.50% (3 mo. USD Term SOFR + 2.50%) 2/28/31	208,417	208,282
6.50% (1 mo. USD Term SOFR + 2.34%) 8/19/32	535,000	534,315
•U.S. Renal Care, Inc. 9.28% (1 mo. USD Term SOFR + 5.00%) 6/28/28	1,007,189	958,874
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•UKG, Inc. 6.81% (3 mo. USD Term SOFR + 2.50%) 2/10/31	361,350	$360,884
•Varsity Brands, Inc. 7.45% (3 mo. USD Term SOFR + 3.25%) 8/26/31	1,470,980	1,470,245
@•Venator Materials LLC
6.00% (3 mo. USD Term SOFR + 2.00%) 7/16/26	407,610	387,229
6.32% (3 mo. USD Term SOFR + 2.00%) 7/16/26	400,245	380,232
6.32% (3 mo. USD Term SOFR + 2.00%) 10/12/28	654,533	441,810
•Vista Management Holding, Inc. 8.04% (3 mo. USD Term SOFR + 3.75%) 4/1/31	897,741	902,607
•White Cap Buyer LLC 7.42% (1 mo. USD Term SOFR + 3.25%) 10/19/29	1,503,167	1,502,852
Total Loan Agreements (Cost $51,381,906)		48,316,651

	Number of Shares
COMMON STOCK–0.93%
†=Claire's Stores, Inc.	1,493	0
†Clear Channel Outdoor Holdings, Inc.	169,362	267,592
†Envision Healthcare Corp.	16,065	261,056
†Frontier Communications Parent, Inc.	22,898	855,240
†Gulfport Energy Corp.	3,180	575,516
†iHeartMedia, Inc. Class A	32,090	92,098
†=Incora Intermediate LLC	28,922	574,102
†=Incora Top Holdco LLC	556	13,794
†=Intelsat SA	75,556	0
†Mallinckrodt PLC	16,262	1,699,379
†Mallinckrodt PLC	11,151	1,165,279
†=Moran Foods LLC	8,504,906,715	0
†=MYT Holding LLC	502,370	125,593
National CineMedia, Inc.	46,490	209,670
†=Neiman Marcus Group Ltd. LLC	483	60,134
†‡=NMG Parent LLC	5,708	71,350
†=Rite Aid Corp.	3,660	0
†Serta Simmons Bedding, Inc.	43,090	409,355
†=Serta SSB Equipment Co.	43,090	0
†=Venator Materials PLC	1,539	288,563
Total Common Stock (Cost $14,216,314)		6,668,721
PREFERRED STOCKS–0.18%
†=Claire's Stores, Inc. 0.00%	1,630	0
†=MYT Holding LLC 10.00% 6/6/29	1,067,993	1,281,592
Total Preferred Stocks (Cost $1,212,179)		1,281,592
LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
RIGHTS–0.15%
†=SES SA	75,556	$1,048,339
Total Rights (Cost $0)		1,048,339
WARRANTS–0.00%
†=Audacy, Inc. exp 5/01/27 exercise price $1.00	4,493	70
†Audacy, Inc. exp 12/31/99 exercise price $1.00	3,707	38,923
†=Audacy, Inc. exp 12/31/49 exercise price $1.00	749	12
Total Warrants (Cost $0)		39,005
MONEY MARKET FUND–3.08%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	22,048,585	22,048,585
Total Money Market Fund (Cost $22,048,585)		22,048,585

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY—0.00%
Private Trust–0.00%
=Endo GUC Trust 0.00%	56,661	$32,580
Total Short-Term Investment (Cost $0)		32,580

TOTAL INVESTMENTS–99.29% (Cost $730,187,018)	711,567,028

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.71%	5,109,763
NET ASSETS APPLICABLE TO 68,405,191 SHARES OUTSTANDING–100.00%	$716,676,791

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
^Zero coupon security.
=The value of this security was determined using significant unobservable inputs.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
∞Delayed settlement. Interest rate to be determined upon settlement date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
†Non-income producing.

Summary of Abbreviations:
LNG–Liquefied Natural Gas
Prime Rate–Interest rate charged by banks to their most credit worthy customers
SOFR–Secured Overnight Financing Rate
LVIP JPMorgan High Yield Fund–15